Document and Entity Information	3 Months Ended
Mar. 31, 2022
Document and Entity Information
Document Type	S-1
Entity Registrant Name	Global Business Travel Group, Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001820872
Amendment Flag	false